Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	For the Years Ended December 31,
	2021	2020	2019
Net Income Attributable to Zhongchao Inc.’s shareholders	$238,665	$4,458,380	$4,046,670

Weighted average number of ordinary share outstanding
Basic and Diluted	24,938,513	24,425,637	21,600,135

Earnings per share
Basic and Diluted	$0.010	$0.183	$0.187